UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09293
DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2025
Date of reporting period:
December 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Real Estate Portfolio
QDRPAX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This Annual shareholder report contains important information about the Davis Real Estate Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Portfolio	$97	1.00%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund delivered a total return of -5.71%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Portfolio	(5.71)%	2.61%	4.04%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%
The Fund's past performance is not a good predictor of how the Fund will perform in the future.  Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$7.0
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$11.0
Top Industries as of 12/31/25 Net Assets
Specialized REITs	19.82%
Residential REITs	19.04%
Office REITs	17.84%
Industrial REITs	14.75%
Retail REITs	11.99%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS VARIABLE ACCOUNT FUND, INC.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2025 and December 31, 2024 were $22,686 and $21,774, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended December 31, 2025 and December 31, 2024 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2025 and December 31, 2024 were $10,661 and $10,292, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Fund for the fiscal years ended December 31, 2025 and December 31, 2024 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Fund’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Fund’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Fund’s independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Fund’s independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2025 and December 31, 2024.  The Fund has not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Real Estate Portfolio
(portfolio of Davis Variable Account Fund, Inc.)
December 31, 2025
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS REAL ESTATE PORTFOLIO

DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
December 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (95.96%)
REAL ESTATE – (95.96%)
Equity Real Estate Investment Trusts (REITs) – (95.96%)
Health Care REITs – (8.75%)
Alexandria Real Estate Equities, Inc.	3,580	$175,205
Community Healthcare Trust Inc.	6,990	114,776
Healthpeak Properties, Inc.	9,050	145,524
Ventas, Inc.	2,270	175,653
		611,158
Hotel & Resort REITs – (3.77%)
Sunstone Hotel Investors, Inc.	29,430	263,104
Industrial REITs – (14.75%)
EastGroup Properties, Inc.	1,090	194,173
Prologis, Inc.	3,187	406,853
Rexford Industrial Realty, Inc.	7,570	293,110
Terreno Realty Corp.	2,320	136,207
		1,030,343
Office REITs – (17.84%)
BXP, Inc.	4,990	336,725
COPT Defense Properties	6,000	166,800
Cousins Properties Inc.	10,565	272,366
Derwent London plc (United Kingdom)	6,040	140,910
Douglas Emmett, Inc.	6,570	72,204
Great Portland Estates plc (United Kingdom)	40,846	174,883
Hudson Pacific Properties, Inc. *	7,618	82,503
		1,246,391
Residential REITs – (19.04%)
American Homes 4 Rent, Class A	6,050	194,205
AvalonBay Communities, Inc.	1,670	302,788
Camden Property Trust	1,980	217,958
Equity Residential	2,440	153,818
Essex Property Trust, Inc.	340	88,971
Mid-America Apartment Communities, Inc.	1,250	173,637
Sun Communities, Inc.	920	113,997
UDR, Inc.	2,310	84,731
		1,330,105
Retail REITs – (11.99%)
Brixmor Property Group Inc.	12,400	325,128
NETSTREIT Corp.	3,980	70,207
Regency Centers Corp.	2,860	197,426
Simon Property Group, Inc.	1,320	244,345
		837,106
Specialized REITs – (19.82%)
American Tower Corp.	1,570	275,645
Crown Castle Inc.	990	87,981
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
CubeSmart	1,890	$68,134
Digital Realty Trust, Inc.	1,565	242,121
Equinix, Inc.	368	281,947
Extra Space Storage Inc.	791	103,004
Public Storage	840	217,980
VICI Properties Inc.	3,830	107,700
		1,384,512
Total Real Estate		6,702,719
TOTAL COMMON STOCK – (Identified cost $5,770,011)		6,702,719

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.69%)
Brean Capital LLC Joint Repurchase Agreement, 3.85%, 01/02/26 (a)	$30,000	$30,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.81%, 01/02/26 (b)	61,000	61,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.85%, 01/02/26 (c)	167,000	167,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $258,000)		258,000
Total Investments – (99.65%) – (Identified cost $6,028,011)		6,960,719
Other Assets Less Liabilities – (0.35%)		24,334
Net Assets – (100.00%)		$6,985,053

*	Non-income producing security.
(a)	Dated 12/31/25, repurchase value of $30,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.33%- 7.50%, 01/01/29-12/20/54, total fair value $30,600).
(b)	Dated 12/31/25, repurchase value of $61,013 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.00%, 08/20/52, total fair value $62,220).
(c)	Dated 12/31/25, repurchase value of $167,036 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/13/26-12/20/55, total fair value $170,340).
See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO
Statement of Assets and Liabilities
At December 31, 2025

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$6,960,719
Cash	182
Receivables:
Capital stock sold	14,922
Dividends and interest	34,958
Prepaid expenses	309
Due from Adviser	2,760
Total assets	7,013,850

LIABILITIES:
Payables:
Capital stock redeemed	1,602
Accrued audit fees	8,076
Accrued custodian fees	3,385
Accrued investment advisory fees	5,557
Accrued tax service fees	7,161
Other accrued expenses	3,016
Total liabilities	28,797

NET ASSETS	$6,985,053

SHARES OUTSTANDING	551,819

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.66

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$552

Additional paid-in capital	6,044,505

Distributable earnings	939,996
Net Assets	$6,985,053

*Including:
Cost of investments	$6,028,011
See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO
Statement of Operations
For the year ended December 31, 2025

INVESTMENT INCOME:
Income:
Dividends*		$255,943
Interest		7,323
Total income		263,266

Expenses:
Investment advisory fees (Note 3)	$42,994
Custodian fees	8,595
Transfer agent fees	8,115
Audit fees	22,686
Legal fees	515
Accounting fees (Note 3)	2,000
Reports to shareholders	1,169
Tax service fees	10,704
Directors’ fees and expenses	7,895
Registration and filing fees	4
Miscellaneous	5,525
Total expenses		110,202
Reimbursement/waiver of expenses by Adviser (Note 3)		(32,032)
Net expenses		78,170
Net investment income		185,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		339,718
Foreign currency transactions		(20)
Net realized gain		339,698
Net decrease in unrealized appreciation		(966,136)
Net realized and unrealized loss on investments and foreign currency transactions		(626,438)
Net decrease in net assets resulting from operations		$(441,342)

*Net of foreign taxes withheld of		$1,267
See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO
Statements of Changes in Net Assets

	Year ended December 31,
	2025	2024

OPERATIONS:
Net investment income	$185,096	$205,051
Net realized gain from investments and foreign currency transactions	339,698	336,599
Net decrease in unrealized appreciation on investments and foreign currency transactions	(966,136)	(169,588)
Net increase (decrease) in net assets resulting from operations	(441,342)	372,062

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(481,850)	(378,325)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(878,488)	(1,710,313)

Total decrease in net assets	(1,801,680)	(1,716,576)

NET ASSETS:
Beginning of year	8,786,733	10,503,309
End of year	$6,985,053	$8,786,733
See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO
Notes to Financial Statements
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS REAL ESTATE PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Real Estate	$6,386,926	$315,793	$–	$6,702,719
Short-Term Investments	–	258,000	–	258,000
Total Investments	$6,386,926	$573,793	$–	$6,960,719

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2025, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.

DAVIS REAL ESTATE PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - (Continued)
At December 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$6,150,381

Unrealized appreciation	1,508,340
Unrealized depreciation	(698,002)
Net unrealized appreciation	$810,338
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by these reclassifications.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$194,722	$287,128	$481,850
2024	180,907	197,418	378,325

DAVIS REAL ESTATE PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$107,451

Undistributed long-term capital gain	36,987

Net unrealized appreciation on investments and foreign currency transactions	810,363

Other temporary differences	(14,805)
Total	$939,996
Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Fund follows the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2025 were $1,203,563 and $2,458,804, respectively.

DAVIS REAL ESTATE PORTFOLIO
Notes to Financial Statements - (Continued)
December 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for the Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2026. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund. During the year ended December 31, 2025, such reimbursements amounted to $32,032.
Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2025 amounted to $2,000.
NOTE 4 - CAPITAL STOCK
At December 31, 2025, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2025
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	38,090	37,063	(134,358)	(59,205)
Value:	$534,914	$481,850	$(1,895,252)	$(878,488)

	Year ended December 31, 2024
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	45,373	26,374	(194,873)	(123,126)
Value:	$667,426	$378,325	$(2,756,064)	$(1,710,313)

DAVIS REAL ESTATE PORTFOLIO
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.38	$14.31	$13.26	$19.72	$14.05

Income (Loss) from Investment Operations:
Net Investment Income[a]	0.33	0.32	0.31	0.26	0.14
Net Realized and Unrealized Gains (Losses)	(1.14)	0.38	1.08	(5.55)	5.73
Total from Investment Operations	(0.81)	0.70	1.39	(5.29)	5.87

Dividends and Distributions:
Dividends from Net Investment Income	(0.36)	(0.30)	(0.34)	(0.28)	(0.20)
Distributions from Realized Gains	(0.55)	(0.33)	–	(0.89)	–
Total Dividends and Distributions	(0.91)	(0.63)	(0.34)	(1.17)	(0.20)

Net Asset Value, End of Period	$12.66	$14.38	$14.31	$13.26	$19.72

Total Return[b]	(5.71)%	4.92%	10.65%	(26.80)%	41.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,985	$8,787	$10,503	$10,011	$16,656
Ratio of Expenses to Average Net Assets:
Gross	1.41%	1.29%	1.23%	1.07%	0.97%
Net[c]	1.00%	1.00%	1.00%	1.00%	0.97%
Ratio of Net Investment Income to Average
Net Assets	2.37%	2.24%	2.33%	1.58%	0.83%
Portfolio Turnover Rate[d]	16%	16%	24%	22%	28%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Columbus, Ohio
February 6, 2026

DAVIS REAL ESTATE PORTFOLIO
Federal Income Tax Information (Unaudited)
During the calendar year ended December 31, 2025, the Fund declared and paid long-term capital gain distributions in the amount of $287,128.
During the calendar year ended December 31, 2025, $194,722 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $0 or 0% as income qualifying for the corporate dividends received deduction.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 6, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	February 6, 2026